Schedule of segment reporting information (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Loss from operations	$ (298,331)	$ (45,587)	$ (8,377)	$ (12,057,771)	$ (1,985,750)	$ (1,228,227)
Income (loss) before income taxes				(24,931,824)		948,537
Net income (loss)	$ 201,012	$ (45,587)	$ (8,377)	(24,949,246)	$ (1,762,838)	900,396
Medical Services [Member]
Segment Reporting Information [Line Items]
Revenues				6,076,414		5,986,030
Loss from operations				(2,463,593)		(1,186,885)
Income (loss) before income taxes				(2,613,615)		(1,239,438)
Net income (loss)				(2,651,826)		(1,241,091)
Property Management Services [Member]
Segment Reporting Information [Line Items]
Revenues				3,764,295		4,558,520
Loss from operations				(2,991,371)		(41,342)
Income (loss) before income taxes				(2,800,755)		2,187,975
Net income (loss)				(2,779,966)		2,141,487
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues				9,840,709		10,544,550
Loss from operations				(5,454,964)		(1,228,227)
Income (loss) before income taxes				(5,414,370)		948,537
Net income (loss)				$ (5,431,792)		$ 900,396